Note 8 - General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of expenses [text block]
	Year Ended December 31,
	2018	2017
Corporate administration	$5,552	$3,875
Salaries and benefits	10,412	8,509
Audit, legal and professional fees	3,421	2,822
Filing and listing fees	449	506
Directors fees and expenses	739	749
Depreciation	855	1,032
	$21,428	$17,493